Inventories (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Inventories [Abstract]
Schedule of inventories
	December 31, 2022	June 30, 2022
	US$	US$
Raw materials	8,206,251	10,699,515
Finished goods	1,417,892	319,600
Packaging material	26,921	27,722
	9,651,064	11,046,837

	June 30, 2022	June 30, 2021
	US$	US$
Raw materials	10,699,515	1,551,440
Finished goods	319,600	336,604
Packaging material	27,722	28,529
	11,046,837	1,916,573